Supplement dated August 22, 2011 to the prospectus listed below, as supplemented

Fund	Prospectus Material Number	Effective Date
Columbia 120/20 Contrarian Equity Fund	S-6519-99 F	06/29/2011

The section “Buying and Selling Shares” in the Summary of the Fund is hereby revised and replaced as follows:

BUYING AND SELLING SHARES

		Individual retirement
	Nonqualified accounts (all classes	accounts (all classes
Minimum Initial Investment	except I)	except I)	Class I
For investors other than systematic investment plans	$10,000	$10,000	None
Systematic investment plans	$10,000	$10,000	None

S-6519-6 A (8/11)